LOSS FOR THE YEAR ON DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of loss on discontinued operations [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Administrative expenses	(7)	-	-
Closure provision	-	(42)	127
Foreign currency translation reserve	-	-	(64)
Tax expense	-	(12)	(438)

Total loss	(7)	(54)	(375)
Loss for the year from discontinued operations	(7)	(54)	(375)

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2022	December 31, 2021	December 31, 2020
Basic loss per ADS (US Dollars) – discontinued operations	0.00	0.00	(0.02)
Diluted loss per ADS (US Dollars) – discontinued operations	0.00	0.00	(0.02)
Basic loss per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00
Diluted loss per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00

Schedule of Cash Flows Attributable to Discontinued Operations
	December 31, 2022	December 31, 2021	December 31, 2020
	US$000	US$000	US$000
Cash flows from operating activities	(10)	(40)	(22)